Restricted Investments - Disclosure of Environmental Trust Funds (Details) - ZAR (R) R in Millions	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of financial assets [line items]
Restricted investments	R 6,731	R 6,044
Fixed deposits
Disclosure of financial assets [line items]
Restricted investments	4,013	3,665
Cash equivalents
Disclosure of financial assets [line items]
Restricted investments	79	74
Equity-linked deposits
Disclosure of financial assets [line items]
Restricted investments	1,744	1,494
Government bonds
Disclosure of financial assets [line items]
Restricted investments	427	401
Equity investments
Disclosure of financial assets [line items]
Restricted investments	384	335
Collective investment scheme (unit trusts)
Disclosure of financial assets [line items]
Restricted investments	69	61
Total environmental trust funds
Disclosure of financial assets [line items]
Restricted investments	R 6,716	R 6,030	R 5,673